Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy
The Compensation and Benefits Committee maintains a Policy Regarding Granting of Equity Awards (Equity Grant Policy). Under our Equity Grant Policy, the Compensation and Benefits Committee approves annual grants of equity awards to executive officers and certain other executives at a Committee meeting and effective three trading days after we have publicly announced our financial results for the most-recently ended fiscal year, or if such date is on or prior to the fourth Monday of January, then the trading day following the fourth Monday of January (Annual Grant Date). In addition to the annual grants of equity awards, equity awards may be granted at other times during the year to newly hired or promoted colleagues, and in other special circumstances. The Equity Grant Policy provides that only the Compensation and Benefits Committee may approve such “off-cycle” grants of equity awards to executive officers and certain other executives effective as of (1) the last trading day of April, July and October and (2) such day that is the Annual Grant Date (each, an off-cycle Grant Date).
Where awards are denominated by value, the number of shares subject to the award is determined using the closing price of our common stock on the NYSE on the applicable grant date. And for stock option grants, the exercise price is the closing price of our common stock on the NYSE on the applicable grant date. We do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	Under our Equity Grant Policy, the Compensation and Benefits Committee approves annual grants of equity awards to executive officers and certain other executives at a Committee meeting and effective three trading days after we have publicly announced our financial results for the most-recently ended fiscal year, or if such date is on or prior to the fourth Monday of January, then the trading day following the fourth Monday of January (Annual Grant Date).
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false